INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS
Intangible assets were as follows (RMB in millions):

	2021	2022
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,872	1,872
Technology	610	610
Others	799	799
Intangible assets not subject to amortization
Trade mark	11,764	11,776
Others	159	161

	15,204	15,218

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,342)	(1,485)
Technology	(588)	(610)
Others	(314)	(381)

	(2,244)	(2,476)

Net book value
Intangible assets to be amortized
Business Relationship	530	387
Technology	22	—
Others	485	418
Intangible assets not subject to amortization
Trade mark	11,764	11,776
Others	159	161

	12,960	12,742

Indefinite-lived intangible assets are not subject to legal, regulatory, contractual, competitive, economic or other limitation on their useful lives. The Company evaluates to determine whether events and circumstances continue to support an indefinite useful life in each reporting period.
Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets over their estimated economic useful lives using the straight-line method:

Business Relationship	5-10 years
Technology	5-10 years
Others	3-15 years
Amortization expense for the years ended December 31, 2020, 2021 and 2022 was approximately RMB424 million, RMB295 million and RMB240 million respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows (RMB in millions):

Amortization
2023	186
2024	181
2025	155
2026	51
2027	51

624